Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	1,152,488,802.77	61,148
Yield Supplement Overcollateralization Amount 06/30/17	74,426,760.49	0
Receivables Balance 06/30/17	1,226,915,563.26	61,148
Principal Payments	35,106,430.55	1,394
Defaulted Receivables	2,370,607.81	104
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	71,485,942.94	0
Pool Balance at 07/31/17	1,117,952,581.96	59,650

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.73%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	14,841,085.30	796
Past Due 61-90 days	4,160,475.97	205
Past Due 91-120 days	998,359.48	45
Past Due 121+ days	0.00	0
Total	19,999,920.75	1,046

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	1,092,005.84
Aggregate Net Losses/(Gains) - July 2017	1,278,601.97
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.25%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	0.24%
Third Prior Net Losses Ratio	0.13%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	50,307,866.19
Actual Overcollateralization	50,307,866.19
Weighted Average APR	4.31%
Weighted Average APR, Yield Adjusted	6.95%
Weighted Average Remaining Term	60.59

Flow of Funds	$ Amount

Collections	40,475,230.29
Investment Earnings on Cash Accounts	29,211.47
Servicing Fee	(1,022,429.64)
Transfer to Collection Account	0.00
Available Funds	39,482,012.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,502,487.28
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	37,036,672.86
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	874,030.31

Total Distributions of Available Funds	39,482,012.12

Servicing Fee	1,022,429.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 07/17/17	1,104,681,388.63
Principal Paid	37,036,672.86
Note Balance @ 08/15/17	1,067,644,715.77

Class A-1
Note Balance @ 07/17/17	73,231,388.63
Principal Paid	37,036,672.86
Note Balance @ 08/15/17	36,194,715.77
Note Factor @ 08/15/17	16.0865403%

Class A-2a
Note Balance @ 07/17/17	346,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	346,500,000.00
Note Factor @ 08/15/17	100.0000000%

Class A-2b
Note Balance @ 07/17/17	129,500,000.00
Principal Paid	0.0000000%
Note Balance @ 08/15/17	129,500,000.00
Note Factor @ 08/15/17	100.0000000%

Class A-3
Note Balance @ 07/17/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	426,000,000.00
Note Factor @ 08/15/17	100.0000000%

Class A-4
Note Balance @ 07/17/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	94,750,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	34,700,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,571,308.95
Total Principal Paid	37,036,672.86
Total Paid	38,607,981.81

Class A-1
Coupon	1.10000%
Interest Paid	64,891.15
Principal Paid	37,036,672.86
Total Paid to A-1 Holders	37,101,564.01

Class A-2a
Coupon	1.50000%
Interest Paid	433,125.00
Principal Paid	0.00
Total Paid to A-2a Holders	433,125.00

Class A-2b
One-Month Libor	1.22556%
Coupon	1.36556%
Interest Paid	142,454.46
Principal Paid	0.00
Total Paid to A-2b Holders	142,454.46

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2505941
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4772358
Total Distribution Amount	30.7278299

A-1 Interest Distribution Amount	0.2884051
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	164.6074349
Total A-1 Distribution Amount	164.8958400

A-2a Interest Distribution Amount	1.2500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.2500000

A-2b Interest Distribution Amount	1.1000344
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.1000344

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 07/17/17	3,213,436.41
Investment Earnings	2,320.26
Investment Earnings Paid	(2,320.26)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41